Note S - Consolidated Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Quarterly Financial Information [Table Text Block]
	Quarters Ended
	Mar. 31	Jun. 30	Sept. 30	Dec. 31
201 6
Total interest income	$9,770	$8,913	$9,824	$10,841
Total interest expense	670	707	839	806
Net interest income	9,100	8,206	8,985	10,035
Provision for loan losses (1)	479	141	1,708	498
Noninterest income (3)	3,235	1,861	1,693	1,450
Noninterest expense	7,969	7,773	8,828	8,329
Net income	2,832	1,706	358	2,024

Earnings per share	$0.69	$0.41	$0.08	$0.43

201 5
Total interest income	$9,627	$8,866	$9,016	$8,825
Total interest expense	697	717	731	694
Net interest income	8,930	8,149	8,285	8,131
Provision for loan losses (2)	(78)	799	(11)	380
Noninterest income (3)	3,489	1,917	1,584	1,607
Noninterest expense	7,427	7,554	7,727	6,911
Net income	3,624	1,410	1,642	1,898

Earnings per share	$0.88	$0.34	$0.40	$0.46

201 4
Total interest income	$9,508	$8,925	$8,904	$9,018
Total interest expense	726	738	696	715
Net interest income	8,782	8,187	8,208	8,303
Provision for loan losses (4)	494	1,386	(682)	1,589
Noninterest income (3)	4,118	1,912	2,106	1,657
Noninterest expense	7,295	6,997	7,244	7,757
Net income	3,564	1,344	2,742	423

Earnings per share	$0.87	$0.33	$0.67	$0.10